Additional Information - Condensed Financial Statements (Condensed Statements of Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ 358,643,000	$ 340,436,000	$ 276,602,000
Cash flows from investing activities:
Net cash used in investing activities	(322,693,000)	(314,696,000)	(316,649,000)
Cash flows from financing activities:
Proceeds of loans from offshore banks	167,000,000	239,353,000	0
Dividend distributed to shareholders	0	(200,875,000)	0
Payment for repurchase of shares	(17,240,000)	0	0
Net cash provided by financing activities	130,102,000	8,739,000	0
Net (decrease) increase in cash and cash equivalents	181,845,000	36,228,000	(20,616,000)
Cash and cash equivalents, beginning of year	366,639,000	330,411,000	351,027,000
Cash and cash equivalents, end of year	548,484,000	366,639,000	330,411,000
Changyou.com Limited [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(14,668,000)	(4,893,000)	(1,937,000)
Cash flows from investing activities:
Shareholder loans to subsidiaries	(102,165,000)	(5,574,000)	(13,014,000)
Net cash used in investing activities	(102,165,000)	(5,574,000)	(13,014,000)
Cash flows from financing activities:
Proceeds of loans from offshore banks	140,978,000	212,353,000	0
Dividend distributed to shareholders	0	(200,875,000)	0
Payment for repurchase of shares	(17,240,000)	0	0
Net cash provided by financing activities	123,738,000	11,478,000	0
Net (decrease) increase in cash and cash equivalents	6,905,000	1,011,000	(14,951,000)
Cash and cash equivalents, beginning of year	10,674,000	9,663,000	24,614,000
Cash and cash equivalents, end of year	$ 17,579,000	$ 10,674,000	$ 9,663,000